UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-6555

THE BRAZILIAN EQUITY FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	March 31st

Date of reporting period:	April 1, 2005 to June 30, 2005

Item 1:   Schedule of Investments

The Brazilian Equity Fund, Inc.

Schedule of Investments - June 30, 2005 (Unaudited)

	Principal Amount
Description	(000’s)	Value

SHORT-TERM INVESTMENT-102.04%
United States-94.09%
U.S. Treasury Bills, 2.88%, 08/04/05 (Cost $2,593,063)	$2,600	$2,593,063

Grand Cayman-7.95%
HSBC Bank USA, overnight deposit, 2.45%, 07/01/05* (Cost $219,000)	219	219,000

Total Investments-102.04%
(Cost $2,812,063)		2,812,063
Liabilities in Excess of Cash and Other
Assets-(2.04)%		(56,197)

NET ASSETS-100.00%		$2,755,866

*   Variable rate account.  Rate resets on a daily basis; amounts are available on the same business day.

Federal Income Tax Cost - At June 30, 2005, the identified cost for federal income tax purposes is the same as for book purposes.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BRAZILIAN EQUITY FUND, INC.

/s/Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	August 29, 2005

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	August 29, 2005